UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers	$ 73,674,526	$ 98,880,989	$ 142,640,298	$ 182,313,271
Initial recognition and changes in the fair value of biological assets at the point of harvest	131,804	(78,122)	292,344	588,053
Cost of sales	(47,154,348)	(57,260,905)	(85,515,467)	(109,560,851)
Changes in the net realizable value of agricultural products after harvest	237,675	(767,667)	(102,397)	(204,522)
Research and development expenses	(2,347,566)	(1,968,597)	(5,999,379)	(4,355,861)
Selling, general and administrative expenses	(17,144,866)	(25,351,644)	(34,327,650)	(48,964,269)
Share of profit or loss of joint ventures and associates	72,254	360,155	369,026	(226,163)
Other income or expenses, net	52,914	549,863	(148,885)	25,840
Operating profit	7,522,393	14,364,072	17,207,890	19,615,498
Financial cost	(7,950,232)	(6,429,412)	(16,118,130)	(13,078,030)
Other financial results	(938,299)	(634,948)	(4,717,256)	(3,903,776)
(Loss) / Profit before income tax	(1,366,138)	7,299,712	(3,627,496)	2,633,692
Income tax	(3,109,370)	(636,153)	(5,588,394)	255,526
(Loss) / Profit of the period from continuing operations	(4,475,508)	6,663,559	(9,215,890)	2,889,218
Profit / (Loss) of the period from discontinued operations	1,014,318	(6,058,318)	(1,693,532)	(8,482,030)
Loss related to foreclosure	(179,008,341)		(179,008,341)
Loss of the period from discontinued operations	(177,994,023)	(6,058,318)	(180,701,873)	(8,482,030)
(Loss) / Profit of the period	(182,469,531)	605,241	(189,917,763)	(5,592,812)
(Loss) / Profit from continuing operations attributable to:
Equity holders of the parent	(5,045,798)	6,201,853	(9,665,833)	2,256,303
Non-controlling interests	570,290	461,706	449,943	632,915
(Loss) / Profit of the period from continuing operations	(4,475,508)	6,663,559	(9,215,890)	2,889,218
Loss from discontinued operations attributable to:
Equity holders of the parent	(177,994,023)	(6,058,318)	(180,701,873)	(8,482,030)
Loss of the period from discontinued operations	(177,994,023)	(6,058,318)	(180,701,873)	(8,482,030)
Other comprehensive loss from continuing operations	268,609	94,004	(44,119)	82,961
Items that may be subsequently reclassified to loss	268,609	94,004	(44,119)	82,961
Foreign exchange differences on translation of foreign operations	268,609	94,004	(44,119)	82,961
Total comprehensive (loss) / profit	(182,200,922)	699,245	(189,961,882)	(5,509,851)
Total comprehensive (loss)/ profit from continuing operations attributable to:
Equity holders of the parent	(4,753,405)	6,452,086	(9,695,990)	2,460,976
Non-controlling interests	546,506	305,477	435,981	511,203
Total comprehensive (loss)/ profit from continuing operations	(4,206,899)	6,757,563	(9,260,009)	2,972,179
Total comprehensive loss from discontinued operations attributable to:
Equity holders of the parent	(177,994,023)	(6,058,318)	(180,701,873)	(8,482,030)
Total comprehensive loss from discontinued operations	$ (177,994,023)	$ (6,058,318)	$ (180,701,873)	$ (8,482,030)
(Loss)/Profit per share
Basic (loss)/profit attributable to ordinary equity holders of the parent from continuing operations	$ (0.0795)	$ 0.0987	$ (0.1523)	$ 0.0359
Basic loss attributable to ordinary equity holders of the parent from discontinued operations	(2.8041)	(0.0964)	(2.8467)	(0.135)
Basic (loss)/profit attributable to ordinary equity holders of the parent	(2.8836)	0.0023	(2.999)	(0.0991)
Diluted (loss)/profit attributable to ordinary equity holders of the parent from continuing operations	(0.0795)	0.0982	(0.1523)	0.0357
Diluted loss attributable to ordinary equity holders of the parent from discontinued operations	(2.8041)	(0.0964)	(2.8467)	(0.135)
Diluted (loss)/profit attributable to ordinary equity holders of the parent	$ (2.8836)	$ 0.0023	$ (2.999)	$ (0.0991)